Earnings per share	12 Months Ended
Mar. 31, 2025
Disclosure of Earnings per share [Abstract]
Earnings per share [text block]
29.	Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2025, 2024, and 2023 is based on the profit / (loss) attributable to ordinary shareholders of ₹(784,958), ₹168,939, and ₹674,522 respectively and a weighted average number of shares outstanding of 373,167,257, 183,033,950 and 182,803,189 respectively, calculated as follows
:

	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
Net profit/(loss) – as reported	(784,958)	168,939	674,522

Weighted average number of shares – basic	373,167,257	183,033,950	182,803,189
Basic earnings per share	(2.10)	0.92	3.69

Weighted average number of shares – diluted	373,605,546	185,198,369	185,672,592
Diluted earnings per share	(2.10)	0.91	3.64

Weighted average number of ordinary shares basic

	Year ended March 31,
	2025	2024	2023
Issued fully paid ordinary shares on April 01	183,332,460	182,835,369	182,742,369
Effect of shares issued on exercise of stock options	109,557	198,581	60,820
Effect of Rights issue	189,725,240	-	-
Weighted average number of equity shares and equivalent shares outstanding	373,167,257	183,033,950	182,803,189

Weighted average number of ordinary shares diluted

	Year ended March 31,
	2025	2024	2023
Weighted average number of ordinary shares (basic)	373,167,257	183,033,950	182,803,189
Effect of stock options (Note 1)	438,289	2,164,419	2,869,403
Weighted average number of equity shares outstanding (diluted)	373,605,546	185,198,369	185,672,592

Note 1: The Company has issued Associate Stock Options of which 1,341,682 (Previous year: 6,329,187) options are outstanding as at March 31, 2025. These could potentially dilute basic earnings per share in future. Refer Note (27).